UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/02
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              10/30/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  21
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Form 13F Information Table Value Total:  $  83,022
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                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
AUTO DATA PROCESSING             COM              053015103    5,738      165,026      SH     SOLE                           165,026
BERKSHIRE HATHAWAY CL A          COM              084670108    7,910          107      SH     SOLE                               107
BERKSHIRE HATHAWAY CL B          COM              084670207    8,157        3,309      SH     SOLE                             3,309
CONOCOPHILLIPS                   COM              20825C104    3,287       71,075      SH     SOLE                            71,075
DTE ENERGY CO                    COM              23331107       366        9,000      SH     SOLE                             9,000
DUKE ENERGY CORP                 CONV PREF        264399544      260       13,318      SH     SOLE                            13,318
ENERGY EAST CORP                 COM              29266M109    3,547      179,050      SH     SOLE                           179,050
FIRST CHARTER CORP               COM              319439105    2,177      131,399      SH     SOLE                           131,399
GILLETTE CO                      COM              375766102    4,611      155,765      SH     SOLE                           155,765
ISTAR FINANCIAL                  COM              45031U408    6,200      222,058      SH     SOLE                           222,058
JEFFFERSON PILOT COPR            COM              475070108    4,143      103,316      SH     SOLE                           103,316
KINDER MORGAN ENERGY UT LTD      COM              4944550106   3,359      105,200      SH     SOLE                           105,200
   PARTNERS
MARTIN MARIETTA MATLS COM        COM              573284106    4,237      130,075      SH     SOLE                           130,075
PFIZER                           COM              717081103      362       12,470      SH     SOLE                            12,470
PIEDMONT NAT GAS INC             COM              720186105    4,081      115,050      SH     SOLE                           115,050
PULITZER PUBLISHING              COM              745771105    1,726       41,450      SH     SOLE                            41,450
UST INC COM                      COM              902911106    4,091      145,007      SH     SOLE                           145,007
VORNADO RLTY TRUST               COM              929042109    6,828      173,080      SH     SOLE                           173,080
WASHINGTON GAS LT CO             COM              92924F106    3,646      152,500      SH     SOLE                           152,500
WELLS FARGO & CO                 COM              949740108    8,296      172,250      SH     SOLE                           172,250